AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 99.9%
Communication Services - 9.9%
AL Yah Satellite Communications Co.-PJSC-Yah Sat (United Arab Emirates)	61,400	$44,519
Arabian Contracting Services Co. (Saudi Arabia)	2,800	91,279
Converge ICT Solutions, Inc. (Philippines)*	194,600	45,953
KINX, Inc. (South Korea)	2,000	94,532
Megacable Holdings SAB de CV (Mexico)	24,900	63,701
The One Enterprise Public Co., Ltd. (Thailand)	302,100	50,072
Railtel Corp. of India, Ltd. (India)	52,100	64,306
TIME dotCom Bhd (Malaysia)	29,800	37,482

Total Communication Services		491,844
Consumer Discretionary - 16.6%
AEON Motor Co., Ltd. (Taiwan)	40,200	51,353
Afya, Ltd., Class A (Brazil)*	3,600	40,176
Alamar Foods (Saudi Arabia)	1,300	49,871
Apollo Tyres, Ltd. (India)	15,500	60,487
Arcos Dorados Holdings, Inc., Class A (Uruguay)	6,100	47,031
Despegar.com Corp. (Argentina)*	8,100	49,734
JUMBO SA (Greece)	3,100	65,782
Kalyan Jewellers India, Ltd. (India)*	44,200	56,881
Minor International PCL (Thailand)*	67,200	63,530
momo.com, Inc. (Taiwan)	832	24,786
MR DIY Group M Bhd (Malaysia)[1]	150,100	52,845
OPAP, S.A. (Greece)	4,300	68,968
Raymond, Ltd. (India)	3,400	50,740
Tam Jai International Co., Ltd. (Hong Kong)	292,900	87,082
Varroc Engineering, Ltd. (India)*,1	16,600	50,507

Total Consumer Discretionary		819,773
Consumer Staples - 0.6%
Dada Nexus, Ltd., ADR (China)*	3,500	29,645
Energy - 2.0%
AKR Corporindo Tbk PT (Indonesia)	970,600	100,392
Financials - 13.0%
Bangkok Commercial Asset Management PCL (Thailand)	159,800	63,671
BSE, Ltd. (India)	9,500	49,982
Central Depository Services India, Ltd. (India)	4,200	46,566
The Co. for Cooperative Insurance (Saudi Arabia)*	2,200	61,656
Green World FinTech Service Co., Ltd. (Taiwan)	6,587	101,488
One 97 Communications, Ltd. (India)*	7,000	54,473
Patria Investments, Ltd., Class A (Cayman Islands)	4,200	62,160
PB Fintech, Ltd. (India)*	10,700	83,456
	Shares	Value

Prudent Corporate Advisory Services, Ltd. (India)	5,700	$56,170
Yeahka, Ltd. (China)*	21,100	62,686

Total Financials		642,308
Health Care - 13.5%
Arrail Group, Ltd. (China)*,1	35,500	65,505
Bora Pharmaceuticals Co., Ltd. (Taiwan)	1,500	36,459
Genomma Lab Internacional SAB de CV, Class B (Mexico)	51,300	41,308
Hypera, S.A. (Brazil)	7,100	53,091
Jeisys Medical, Inc. (South Korea)*	13,500	89,888
Jinxin Fertility Group, Ltd. (China)[1]	83,100	55,916
Lotus Pharmaceutical Co., Ltd. (Taiwan)	5,300	43,891
PharmaResearch Co., Ltd. (South Korea)	1,300	70,370
Rainbow Children's Medicare, Ltd. (India)	5,900	52,598
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	11,400	38,202
T&L Co., Ltd. (South Korea)	2,000	72,268
Universal Vision Biotechnology Co., Ltd. (Taiwan)	3,836	50,064

Total Health Care		669,560
Industrials - 11.0%
Allcargo Logistics, Ltd. (India)	13,900	60,292
China Testing & Certification International Group Co., Ltd., Class A (China)	19,400	36,351
Container Corp. Of India, Ltd. (India)	3,100	21,938
Cowintech Co., Ltd. (South Korea)	3,137	73,809
GMM Pfaudler, Ltd. (India)	2,700	48,227
Hanwha Aerospace Co., Ltd. (South Korea)	800	60,940
IndiaMart InterMesh, Ltd. (India)[1]	800	48,990
InPost, S.A. (Poland)*	5,400	49,385
Maharah Human Resources Co. (Saudi Arabia)	3,700	59,466
SFA Engineering Corp. (South Korea)	2,800	84,977

Total Industrials		544,375
Information Technology - 25.3%
Accton Technology Corp. (Taiwan)	3,600	37,836
Alchip Technologies, Ltd. (Taiwan)	2,600	106,477
Andes Technology Corp. (Taiwan)	4,600	78,961
Brogent Technologies, Inc. (Taiwan)*	15,800	66,401
Chinasoft International, Ltd. (China)	116,700	73,932
Chindata Group Holdings, Ltd., ADR (China)*	6,200	43,338
Cyient, Ltd. (India)	5,800	70,387
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	19,151	81,911
eMemory Technology, Inc. (Taiwan)	100	6,156
Intellian Technologies, Inc. (South Korea)	1,200	86,915
LiveChat Software, S.A. (Poland)	1,000	33,226

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 25.3% (continued)
Locaweb Servicos de Internet, S.A. (Brazil)*,1	62,500	$59,190
Metrodata Electronics Tbk PT (Indonesia)	2,622,900	101,456
Park Systems Corp. (South Korea)	300	35,248
Route Mobile, Ltd. (India)	3,782	63,067
Sinosoft Co., Ltd., Class A (China)	6,800	35,779
Tong Hsing Electronic Industries, Ltd. (Taiwan)	9,600	62,900
TOTVS, S.A. (Brazil)	10,859	60,246
Venustech Group, Inc., Class A (China)	8,900	43,099
WinWay Technology Co., Ltd. (Taiwan)	2,400	56,940
WONIK IPS Co., Ltd. (South Korea)	1,700	46,146

Total Information Technology		1,249,611
Materials - 5.5%
Dongsung Finetec Co., Ltd. (South Korea)	6,300	53,077
EPL, Ltd. (India)	34,700	68,669
Samator Indo Gas Tbk PT (Indonesia)	532,300	72,774
SKC Co., Ltd. (South Korea)	900	79,543

Total Materials		274,063
	Shares	Value
Real Estate - 2.5%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	15,100	$47,512
Multiplan Empreendimentos Imobiliarios, S.A. (Brazil)	16,000	77,626

Total Real Estate		125,138

Total Common Stocks (Cost $4,823,433)		4,946,709
Participation Notes - 0.8%
Industrials - 0.8%
Masan Group Corp., 01/27/23 (JPMorgan) (Vietnam)	11,840	39,362

Total Participation Notes (Cost $26,911)		39,362
Total Investments - 100.7% (Cost $4,850,344)		4,986,071
Other Assets, less Liabilities - (0.7)%		(34,575)
Net Assets - 100.0%		$4,951,496

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $332,953 or 6.7% of net assets.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$264,230	$985,381	—	$1,249,611
Consumer Discretionary	186,812	632,961	—	819,773
Health Care	94,399	575,161	—	669,560
Financials	123,816	518,492	—	642,308
Industrials	—	544,375	—	544,375
Communication Services	101,183	390,661	—	491,844
Materials	72,774	201,289	—	274,063
Real Estate	125,138	—	—	125,138
Energy	—	100,392	—	100,392
Consumer Staples	29,645	—	—	29,645
Participation Notes†	—	39,362	—	39,362
Total Investment in Securities	$997,997	$3,988,074	—	$4,986,071

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Argentina	1.0
Brazil	5.8
Cayman Islands	1.2
China	9.7
Greece	2.7
Hong Kong	1.7
India	20.2
Indonesia	5.5
Malaysia	1.8
Mexico	3.1
Philippines	0.9
Country	% of Long-Term Investments
Poland	1.7
Saudi Arabia	5.3
South Korea	17.0
Taiwan	16.2
Thailand	3.6
United Arab Emirates	0.9
Uruguay	0.9
Vietnam	0.8
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.